Becker Value Equity Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 6.6%
Alphabet, Inc. - Class A(a)	10,015	$1,403,102
The Walt Disney Co.	18,415	1,768,761
Verizon Communications, Inc.	55,195	2,337,508
Warner Bros Discovery, Inc.(a)	66,535	666,681
		6,176,052

Consumer Discretionary - 5.8%
Amazon.com, Inc.(a)	12,815	1,988,888
AutoZone, Inc.(a)	550	1,519,172
Starbucks Corp.	7,490	696,795
The Home Depot, Inc.	2,844	1,003,818
		5,208,673

Consumer Staples - 9.0%
Diageo PLC - ADR	9,350	1,349,485
Procter & Gamble Co.	13,545	2,128,461
Sysco Corp.	31,410	2,542,011
Walmart, Inc.	13,378	2,210,715
		8,230,672

Energy - 5.8%
Chevron Corp.	8,547	1,260,084
Exxon Mobil Corp.	17,280	1,776,557
Kinder Morgan, Inc.	78,780	1,332,958
Shell PLC - ADR	15,346	965,417
		5,335,016

Financials - 18.3%
Berkshire Hathaway, Inc. - Class B(a)	8,860	3,399,936
BlackRock, Inc.	3,680	2,849,461
Chubb Ltd.	9,310	2,280,950
JPMorgan Chase & Co.	15,265	2,661,605
PayPal Holdings, Inc.(a)	22,110	1,356,449
The Charles Schwab Corp.	35,730	2,248,132
The Goldman Sachs Group, Inc.	5,150	1,977,651
		16,774,184

Health Care - 18.4%
Johnson & Johnson	12,875	2,045,837
Koninklijke Philips NV(a)	140,606	2,971,005
McKesson Corp.	3,370	1,684,629
Medtronic PLC	24,240	2,121,969
Merck & Co., Inc.	14,685	1,773,654
Molina Healthcare, Inc.(a)	3,885	1,384,769
Pfizer, Inc.	45,925	1,243,649
Quest Diagnostics, Inc.	11,562	1,484,908
Sanofi SA - ADR	47,110	2,350,789
		17,061,209

Industrials - 10.0%
Carrier Global Corp.	38,685	2,116,456
Eaton Corp. PLC	5,925	1,458,024
Embraer SA - ADR(a)	109,060	2,007,795
General Dynamics Corp.	5,710	1,513,093
RTX Corp.	23,381	2,130,477
		9,225,845

Information Technology - 13.3%
Apple, Inc.	9,995	1,843,078
Cisco Systems, Inc.	54,045	2,711,978
Microsoft Corp.	8,795	3,496,716
QUALCOMM, Inc.	16,330	2,425,168
Salesforce, Inc.(a)	6,495	1,825,680
		12,302,620

Materials - 5.0%
Air Products and Chemicals, Inc.	6,425	1,642,937
Methanex Corp.	32,785	1,453,031
Newmont Corp.	42,625	1,470,989
		4,566,957

Utilities - 4.4%
FirstEnergy Corp.	51,475	1,888,103
Southern Co.	30,620	2,128,702
		4,016,805
TOTAL COMMON STOCKS (Cost $60,388,404)		88,898,033

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
First American Treasury Obligations Fund - Class X, 5.29%(b)	2,994,946	2,994,946
TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,946)		2,994,946

TOTAL INVESTMENTS - 99.9% (Cost $63,383,350)		$ 91,892,979
Other Assets in Excess of Liabilities - 0.1%		67,938
TOTAL NET ASSETS - 100.0%		$91,960,917

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of January 31, 2024.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Becker Value Equity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. See the Schedule of Investments for an industry breakout.

Becker Value Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$88,898,033	$–	$–	$88,898,033
Money Market Funds	2,994,946	–	–	2,994,946
Total Assets	$91,892,979	$–	$–	$91,892,979

Refer to the Schedule of Investments for industry classifications.